DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE 1 – DESCRIPTION OF THE PLAN

The following description of the Pioneer Bank, National Association 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution 401(k) plan covering eligible employees of Pioneer Bank, National Association (the “Bank”). On April 1, 2024, the Bank completed its conversion to a national bank following approval of the conversion by the Office of the Comptroller of the Currency (the “OCC”). Following the completion of the conversion, the Bank operates under the name Pioneer Bank, National Association. Employees are eligible to participate in the Plan and make pre-tax or Roth contributions through salary deferrals on the first day of the month coinciding with or next following upon attainment of the age of twenty-one and completion of 60 days of service. Participants are eligible to have employer matching and profit sharing contributions made on their behalf on the first day of the month coinciding with or next following the completion of one year of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan was amended effective April 1, 2024 which included changing the name of the Plan from “Pioneer Bank 401(k) Savings Plan” to “Pioneer Bank, National Association 401(k) Savings Plan” as the Bank had completed its conversion to a national bank.

Contributions

Participants may elect to contribute their compensation through a salary deferral election, up to the maximum amount allowed under the Internal Revenue Code (“IRC”). The default percentage of the automatic contribution arrangement, which is the percentage of compensation that shall be withheld from the eligible employee’s compensation absent an affirmative election by the eligible employee, is 6%. Participants may also contribute amounts representing rollover distributions from other qualified retirement plans and certain individual retirement accounts.

The Bank’s matching contribution calculation is made in an amount equal to 100% of the first 1% of each participant’s elective contributions, and 50% of the next 5% of such participant’s elective contributions, or a maximum contribution of 3.5% of the participant’s compensation.

In addition, the Bank may make additional profit sharing contributions to the Plan at its sole discretion. No additional discretionary contributions were made by the Bank for the years ended December 31, 2025 and 2024.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and an allocation of the Bank’s contributions, and Plan earnings (losses), and is charged with the participant’s withdrawals, and an allocation of administrative expenses. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Each participant directs the investment of his or her account to any of the investment options available under the Plan.

Vesting

Participants are immediately vested in their contributions plus actual earnings (losses) thereon. Vesting in the remainder of their accounts, plus earnings (losses) thereon, is based on a two year cliff vesting for all participants for the employer safe harbor contributions and a six year graded vesting schedule for any employer discretionary contributions at the rate of 20% per year of service after second year of service. Participants become 100% vested their account balances upon attaining normal retirement age or termination of service due to death or disability.

Forfeitures

Forfeitures of nonvested accounts are used to reduce the Bank’s matching contributions or pay administrative expenses of the Plan. Forfeited accounts available at December 31, 2025 and 2024 were not significant.

Payment of Benefits

Upon termination of service, participants may receive distributions equal to the value of their vested account balance. The participant’s vested account may be paid in a lump-sum distribution or in a method providing periodic payments. Death, disability, and hardship distributions may be made in accordance with the terms of the Plan. Active participants may also take in-service distributions from the Plan upon attainment of age 59½.

Notes Receivable from Participants (“Loans”)

A participant may borrow up to $50,000 or 50% of his or her vested account balance, whichever is less, reduced by his or her largest outstanding loan balance during the preceding twelve months, with a minimum loan of $1,000. Loans are subject to certain conditions and limitations as stipulated in the Plan agreement and under the IRC. Loans are generally repayable over a maximum of five years through regular payroll deductions. Loans for financing a primary residence may be repaid over a maximum of ten years, at the discretion of the plan administrator. The loans are collateralized by the balances in the participants’ accounts and bear interest at the prime rate plus 1%.

Administrative and Investment Management Expenses

Loan origination fees associated with notes receivable from participants and the Plan’s record keeping and trustee fees are paid by the Plan and are reflected in the financial statements as administrative expenses of the Plan. Investment management fees are charged to the Plan as a reduction of investment return and included in the investment income  reported by the Plan. All other expenses of the Plan are paid by the Bank.